Schedule I - CONSOLIDATED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 31,770	$ 39,126	$ 26,326	$ 22,679
Prepaid expenses and other receivables	3,883	2,534
Total current assets	55,158	59,771
Long-term assets
Accumulated earnings of joint ventures	9,690	3,270
Total long-term assets	926,652	953,029
Total assets	981,810	1,012,800
Current liabilities
Current portion of long-term debt	59,119	44,660
Trade payables	467	533
Amounts due to owners and affiliates	2,600	2,513
Derivative instruments	6,945	2,907
Accrued liabilities and other payables	7,232	11,164
Total current liabilities	77,808	63,253
Long-term liabilities
Long-term debt	355,470	412,301
Loans due to owners and affiliates	18,465	8,792
Derivative instruments	19,530	12,028
Total long-term liabilities	410,687	448,037
Total liabilities	488,495	511,290
Total equity	493,315	501,510	$ 520,437	$ 474,659
Total liabilities and equity	981,810	1,012,800
Parent Company | Reportable Legal Entities
Current assets
Cash	2,058	6,934
Current portion of long-term loans to subsidiaries	26,717	25,597
Promissory note from subsidiaries	123,248	123,248
Prepaid expenses and other receivables	1,097	224
Total current assets	153,120	156,003
Long-term assets
Accumulated earnings of joint ventures	9,690	3,270
Loans to subsidiaries	237,489	260,636
Investments in subsidiaries	455,582	449,570
Total long-term assets	702,761	713,476
Total assets	855,881	869,479
Current liabilities
Current portion of long-term debt	25,597	25,597
Trade payables	86	52
Amounts due to owners and affiliates	732	398
Derivative instruments	4,699	1,821
Accrued liabilities and other payables	2,860	3,155
Total current liabilities	33,974	31,023
Long-term liabilities
Long-term debt	294,032	318,650
Loans due to owners and affiliates	18,465	8,792
Derivative instruments	16,095	9,504
Total long-term liabilities	328,592	336,946
Total liabilities	362,566	367,969
Total equity	493,315	501,510
Total liabilities and equity	$ 855,881	$ 869,479